Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expense	$ 121,292	$ 100,012	$ 100,925
Deferred income tax income	(11,389)	(4,310)	(15,449)
Income tax expense, net	$ 109,903	$ 95,702	$ 85,476